UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07156

Name of Fund:  BlackRock MuniYield Investment Quality Fund (MFT)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Investment Quality Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2016

Date of reporting period: 04/30/2016

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 4.3%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC) (a):
6.00%, 6/01/19	$2,985	$3,443,078
6.13%, 6/01/19	1,500	1,735,890
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	350	390,180

		5,569,148
California — 21.3%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	1,960	2,165,055
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	1,150	1,381,426
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.50%, 5/01/28	720	878,011
2nd, 5.25%, 5/01/33	560	654,091
5.00%, 5/01/44	745	843,541
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.50%, 3/01/30	1,600	1,865,872
6.25%, 3/01/34	1,250	1,500,863
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 7/01/41	1,400	1,532,804
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	970	1,224,024
Los Angeles Community College District California, GO, Election of 2001, Series A (NPFGC), 5.00%, 8/01/17 (a)	1,780	1,878,114
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/34	1,000	1,227,220
Riverside County Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/40	2,000	2,408,320

Municipal Bonds	Par (000)	Value
California (continued)
San Diego Public Facilities Financing Authority Water, Refunding RB, Series B (AGC), 5.38%, 8/01/34	$1,020	$1,155,640
State of California, GO, Various Purposes (AGC), 5.50%, 11/01/39	3,450	3,968,052
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/31	1,000	1,242,020
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	490	600,431
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	370	450,164
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 5/15/38	2,235	2,689,733

		27,665,381
Colorado — 2.0%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	500	598,325
5.50%, 11/15/30	225	267,782
5.50%, 11/15/31	270	320,476
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/26	1,300	1,447,407

		2,633,990
Florida — 12.3%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	270	328,579
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/45	575	656,092
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	1,170	1,392,440
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	1,000	1,150,420

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2016	1

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	$125	$128,076
County of Manatee Florida HFA, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 9/01/40	90	91,445
County of Miami-Dade Florida, RB, Seaport:
Series A, 6.00%, 10/01/38	1,840	2,266,751
Series A, 5.50%, 10/01/42	2,125	2,503,930
Series B, AMT, 6.00%, 10/01/26	590	738,503
Series B, AMT, 6.00%, 10/01/27	775	968,866
Series B, AMT, 6.25%, 10/01/38	310	388,061
Series B, AMT, 6.00%, 10/01/42	410	493,710
County of Miami-Dade Florida, Refunding RB:
Seaport, Series D, AMT, 6.00%, 10/01/26	735	920,000
Water & Sewer System, Series B, 5.25%, 10/01/29	500	608,865
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/31	2,165	2,488,624
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	710	851,404

		15,975,766
Hawaii — 1.9%
State of Hawaii, Department of Transportation, COP, AMT:
5.25%, 8/01/25	250	300,977
5.25%, 8/01/26	810	970,364
State of Hawaii, Department of Transportation, RB, Series A, AMT, 5.00%, 7/01/45	1,000	1,137,800

		2,409,141
Illinois — 19.1%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	770	897,789
Series C, 6.50%, 1/01/41	3,680	4,462,662

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, 5.00%, 1/01/41	$1,010	$1,126,948
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 12/01/18 (a)	1,400	1,585,570
Sales Tax Receipts, 5.25%, 12/01/36	1,000	1,100,900
City of Chicago Illinois Transit Authority, Refunding RB, Federal Transit Administration, Section 5309 (AGM), 5.00%, 6/01/28	3,000	3,243,210
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 1/01/42	1,375	1,475,086
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	1,500	1,704,795
5.25%, 12/01/43	2,700	2,999,133
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 8/15/41	1,555	1,845,319
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	940	1,108,316
6.00%, 6/01/28	270	322,653
State of Illinois, GO:
5.25%, 2/01/32	1,000	1,093,040
5.50%, 7/01/33	1,500	1,654,725
5.50%, 7/01/38	280	305,948

		24,926,094
Indiana — 4.0%
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 7/01/40	375	409,643

2	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)

Municipal Bonds	Par (000)	Value
Indiana (continued)
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	$4,310	$4,838,363

		5,248,006
Louisiana — 2.1%
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring (AGC):
Series A-1, 6.00%, 1/01/23	375	421,871
Series A-2, 6.00%, 1/01/23	160	179,280
Lake Charles Harbor & Terminal District, RB, Series B, AMT (AGM), 5.50%, 1/01/29	1,000	1,203,580
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	805	884,124

		2,688,855
Massachusetts — 1.8%
Massachusetts DFA, Refunding RB, CareGroup Issue, Series I, 3.25%, 7/01/35 (b)	285	283,786
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	1,910	2,005,328

		2,289,114
Michigan — 2.7%
City of Detroit Michigan Water Supply System, RB, 2nd Lien, Series B (AGM), 6.25%, 7/01/36	1,800	2,025,666
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	1,265	1,484,098

		3,509,764
Minnesota — 2.6%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18 (a)	460	525,154

Municipal Bonds	Par (000)	Value
Minnesota (continued)
6.50%, 11/15/38	$2,540	$2,861,818

		3,386,972
Mississippi — 1.5%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,190	1,600,871
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 8/01/38	260	312,710

		1,913,581
Nebraska — 0.3%
Public Power Generation Agency, Refunding RB, 5.00%, 1/01/37 (b)	385	452,756
Nevada — 4.2%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 7/01/39	2,375	2,670,236
County of Clark Nevada, GO, Limited Tax, 5.00%, 6/01/38	1,000	1,078,260
County of Clark Nevada Water Reclamation District, GO, Series A, 5.25%, 7/01/34	1,500	1,691,280

		5,439,776
New Jersey — 5.8%
New Jersey EDA, RB:
Goethals Bridge Replacement Project, Private Activity Bond, AMT (AGM), 5.00%, 1/01/31	530	597,268
Goethals Bridge Replacement Project, Private Activity Bond, AMT, 5.38%, 1/01/43	1,000	1,125,870
School Facilities Construction (AGC), 6.00%, 12/15/18 (a)	980	1,112,339
School Facilities Construction (AGC), 6.00%, 12/15/34	20	22,527
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 7/01/38	1,400	1,572,354

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2016	3

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	$1,195	$1,305,071
Series AA, 5.50%, 6/15/39	1,600	1,770,480

		7,505,909
New York — 5.3%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, Series FF-2, 5.50%, 6/15/40	1,545	1,751,489
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/29	2,000	2,246,740
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 7/15/36	2,500	2,919,575

		6,917,804
Ohio — 1.4%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/31	1,500	1,812,465
Pennsylvania — 2.5%
Pennsylvania Turnpike Commission, RB:
Series B, 5.00%, 12/01/45	1,000	1,154,740
Sub-Series A, 6.00%, 12/01/16 (a)	2,000	2,064,180

		3,218,920
South Carolina — 8.8%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	1,470	1,780,611
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.50%, 7/01/26	1,810	2,190,245
6.00%, 7/01/38	1,155	1,373,769
5.50%, 7/01/41	1,000	1,152,540
South Carolina Ports Authority, RB, AMT, 5.25%, 7/01/50	750	853,447

Municipal Bonds	Par (000)	Value
South Carolina (continued)
South Carolina State Public Service Authority, Refunding RB:
Series C, 5.00%, 12/01/46	$2,535	$2,897,733
Series E, 5.25%, 12/01/55	1,000	1,172,610

		11,420,955
Texas — 20.1%
Austin Community College District Public Facility Corp., RB, Educational Facilities Project, Round Rock Campus, 5.25%, 8/01/18 (a)	2,250	2,475,113
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	930	1,109,806
City of Frisco Texas ISD, GO, School Building (AGC), 5.50%, 8/15/41	1,210	1,384,603
City of Houston Texas Combined Utility System Revenue, Refunding RB (AGC):
1st Lien, 6.00%, 5/15/19 (a)	1,945	2,245,094
1st Lien, 6.00%, 11/15/36	110	127,620
Combined 1st Lien, Series A, 5.38%, 5/15/19 (a)	950	1,078,773
Combined 1st Lien, Series A, 6.00%, 5/15/19 (a)	2,560	2,954,982
Combined 1st Lien, Series A, 6.00%, 11/15/35	140	162,425
Combined 1st Lien, Series A, 5.38%, 11/15/38	50	55,943
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC):
6.50%, 1/01/19 (a)	265	303,483
6.50%, 7/01/37	835	939,016
Dallas Area Rapid Transit, Refunding RB, Series A, 5.00%, 12/01/48	1,070	1,265,746
Dallas-Fort Worth International Airport, ARB, Joint Improvement, Series H, AMT, 5.00%, 11/01/37	980	1,094,591
Dallas-Fort Worth International Airport, Refunding ARB, Joint Revenue, Series E, AMT, 5.50%, 11/01/27	2,500	3,054,975
Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/33	730	882,694

4	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)

Municipal Bonds	Par (000)	Value
Texas (continued)
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 9/01/41	$2,750	$3,251,820
North Texas Tollway Authority, Refunding RB, 1st Tier:
(AGM), 6.00%, 1/01/43	1,000	1,182,440
Series K-1 (AGC), 5.75%, 1/01/19	1,400	1,560,328
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	420	501,043
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, AMT, Blueridge Transportation Group, 5.00%, 12/31/50 (b)	540	590,965

		26,221,460
Virginia — 1.2%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	380	437,532
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	1,000	1,147,050

		1,584,582
Washington — 1.5%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 2/01/36	1,000	1,162,730
State of Washington, GO, Various Purposes, Series B, 5.25%, 2/01/36	725	848,410

		2,011,140
Wisconsin — 0.6%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Medical College of Wisconsin, Inc., 4.00%, 12/01/46 (b)	800	839,112
Total Municipal Bonds — 127.3%		165,640,691

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
Connecticut — 1.1%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	$1,216	$1,426,907
District of Columbia — 0.7%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (a)(d)	760	855,056
Florida — 2.1%
County of Hillsborough Florida Aviation Authority, ARB, Tampa International Airport, Series A, AMT (AGC), 5.50%, 10/01/38	2,499	2,730,840
Kentucky — 0.9%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	1,002	1,113,144
Nevada — 7.3%
County of Clark Nevada Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/18 (a)	2,010	2,237,391
Series B, 5.50%, 7/01/29	1,994	2,265,591
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 6/01/28	4,200	4,927,146

		9,430,128
New Jersey — 2.1%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,610	1,712,865

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2016	5

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (d)	$1,000	$1,076,838

		2,789,703
New York — 12.6%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Series BB, 5.25%, 6/15/44	2,999	3,570,020
Series FF-2, 5.50%, 6/15/40	1,095	1,241,175
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,000	1,106,740
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (d)	1,000	1,175,622
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	3,000	3,563,806
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (d)	1,770	2,112,697
New York State Dormitory Authority, ERB, Personal Income Tax, Series B, 5.25%, 3/15/38	3,250	3,636,880

		16,406,940
Texas — 2.2%
City of San Antonio Texas Public Service Board, Refunding RB, Series A, 5.25%, 2/01/31 (d)	2,609	2,902,675

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
Utah — 0.8%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	$1,005	$1,098,652
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 29.8%		38,754,045
Total Long-Term Investments (Cost — $182,237,223) — 157.1%		204,394,736

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, 0.19% (e)(f)	2,250,685	2,250,685
Total Short-Term Securities (Cost — $2,250,685) — 1.7%		2,250,685
Total Investments (Cost — $184,487,908*) — 158.8%		206,645,421
Other Assets Less Liabilities — 0.1%		209,824
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.5)%		(20,195,275)
VMTP Shares, at Liquidation Value — (43.4)%		(56,500,000)

Net Assets Applicable to Common Shares — 100.0%		$130,159,970

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$164,531,779

Gross unrealized appreciation	$22,159,403
Gross unrealized depreciation	(230,086)

Net unrealized appreciation	$21,929,317

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security.

(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(d)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between October 1, 2016 to November 15, 2019, is $4,627,654.

6	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)

(e)	During the period ended April 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at April 30, 2016	Income
BlackRock Liquidity Funds, MuniCash	—	2,250,685	2,250,685	$398
FFI Institutional Tax-Exempt Fund	2,437,027	(2,437,027)	—	154
Total			2,250,685	$552

(f)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(13)	5-Year U.S. Treasury Note	June 2016	$1,571,883	$5,468
(35)	10-Year U.S. Treasury Note	June 2016	$4,552,187	23,194
(8)	Long U.S. Treasury Bond	June 2016	$1,306,500	18,327
(1)	Ultra U.S. Treasury Bond	June 2016	$171,344	3,162
Total				$50,151

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
COP	Certificates of Participation
DFA	Development Finance Agency
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2016	7

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)

RB	Revenue Bonds
S/F	Single-Family

8	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$204,394,736	—	$204,394,736
Short-Term Securities	$2,250,685	—	—	2,250,685

Total Investments	$2,250,685	$204,394,736	—	$206,645,421

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$50,151	—	—	$50,151

[1] See above Schedule of Investments for values in each state.

[2] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2016	9

Schedule of Investments (concluded)	BlackRock MuniYield Investment Quality Fund (MFT)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$88,550	—	—	$88,550
Liabilities:
Bank overdraft	—	$(64,883)	—	(64,883)
TOB Trust Certificates	—	(20,184,325)	—	(20,184,325)
VMTP Shares	—	(56,500,000)	—	(56,500,000)

Total	$88,550	$(76,749,208)	—	$(76,660,658)

During the period ended April 30, 2016, there were no transfers between levels.

10	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2016

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Investment Quality Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Quality Fund

Date:	June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Quality Fund

Date:	June 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Investment Quality Fund

Date:	June 22, 2016